Intangible Assets, Net (Details) - USD ($)			12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Intangible Assets, Net [Abstract]
Amortization			$ 298,609	$ 277,333
Impairment loss	$ 600,000	$ 900,000	$ 1,500,000
Intangible Asset, Finite-Lived, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Finite-Lived Intangible Assets, Net